SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Foreign Currency Translations and Transactions, Policy (Policies)	12 Months Ended
May 31, 2020
Policies
Foreign Currency Translations and Transactions, Policy

Foreign currency translations and transactions

The Company’s functional and reporting currency is the United States dollar. Foreign denominated monetary assets and liabilities are translated into their U.S. dollar equivalents using foreign exchange rates which prevailed at the balance sheet date. Revenues and expenses are translated at average rates of exchange during the period. Related translation adjustments as well as gains or losses resulting from foreign currency transactions are reported as part of operating expenses on the statement of operations.

The functional currency of Cell MedX Canada is the Canadian dollar. On consolidation, the subsidiary translates its assets and liabilities to U.S. dollars using foreign exchange rates which prevailed at the balance sheet date, and translates its revenues and expenses using average exchange rates during the period. Gains and losses arising on settlement of foreign currency denominated transactions or balances are included in the other comprehensive income/loss. The Company has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.